Investments in joint ventures	9 Months Ended
Sep. 30, 2018
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
10. Investments in joint ventures

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2018	2017
Accumulated losses of joint ventures	$1,715	$20,746

The Partnership has a 50% interest in each of SRV Joint Gas Ltd. (owner of the
Neptune
) and SRV Joint Gas Two Ltd. (owner of the
Cape Ann
). The following table presents the summarized financial information for 100% of the combined joint ventures on an aggregated basis.

	Three months ended		Nine months ended
	September 30,		September 30,
(in thousands of U.S. dollars)	2018	2017	2018	2017
Time charter revenues	$20,923	20,919	64,066	$63,216
Accruals historical boil-off claim	—	(23,700)	—	(23,700)
Total revenues	20,923	(2,781)	64,066	39,516
Operating expenses	(6,852)	(3,466)	(17,215)	(12,671)
Depreciation and amortization	(4,952)	(5,077)	(14,859)	(15,219)
Operating income	9,119	(11,324)	31,992	11,626
Unrealized gain (loss) on derivative instruments	6,302	3,604	25,266	7,026
Other financial expense, net	(6,474)	(7,075)	(19,657)	(21,037)
Net income (loss)	$8,947	(14,795)	37,601	$(2,385)
Share of joint ventures owned	50%	50%	50%	50%
Share of joint ventures net income (loss) before eliminations	4,474	(7,398)	18,800	(1,193)
Eliminations	77	77	231	231
Equity in earnings (losses) of joint ventures	$4,551	(7,321)	19,031	$(962)

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2018	2017
Cash and cash equivalents	$9,939	$8,100
Restricted cash	12,236	8,520
Other current assets	677	2,012
Total current assets	22,852	18,632
Restricted cash	25,401	25,208
Vessels, net of accumulated depreciation	544,457	547,993
Deferred charges	194	—
Total long-term assets	570,052	573,201
Current portion of long-term debt	26,191	25,003
Amounts and loans due to owners and affiliates	572	314
Derivative financial instruments	10,088	10,649
Refund liabilities	25,928	—
Other current liabilities	17,222	37,725
Total current liabilities	80,001	73,691
Long-term debt	409,771	429,307
Loans due to owners and affiliates	6,932	6,526
Derivative financial liabilities	43,380	68,085
Contract liabilities for deferred revenue	40,000	39,006
Total long-term liabilities	500,083	542,924
Net liabilities	$12,820	$(24,782)
Share of joint ventures owned	50%	50%
Share of joint ventures net liabilities before eliminations	6,410	(12,391)
Eliminations	(8,125)	(8,355)
Accumulated losses of joint ventures	$(1,715)	$(20,746)

Effective January 1, 2018, SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd. adopted ASC 606. Refer to notes 2.c. and 5. As a result, the combined condensed balance sheet was adjusted to include refund liabilities on a separate line. The prior period classification was not adjusted. As of December 31, 2017, refund liabilities were included as a component of other current liabilities.